Income Taxes (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Allowances and reserves	$ 155,354	$ 134,940
Impairment on intangible assets	818,935	818,935
Net operating loss carried forward	3,789,703	2,458,463
Valuation reserve	4,763,992	(3,412,338)
Deferred tax assets, non-current